S000034947 [Member] Investment Strategy - AB Select US Equity Portfolio	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies. For purposes of this policy, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.
The Adviser selects investments for the Fund through an intensive “bottom‑up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.
The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.
The Fund’s investments will be focused on securities of companies with large and medium market capitalizations, but it may also invest in securities of small-capitalization companies. The Fund may invest in non‑U.S. companies, but will limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings (“IPOs”) and expects to do so on a regular basis.